HIGHLIGHTS OF 2020	12 Months Ended
Dec. 31, 2021
HIGHLIGHTS OF 2020
HIGHLIGHTS OF 2020

NOTE 2 - HIGHLIGHTS OF 2021

2.1. Special Reserve

In January 2021, the decision was made for the payment as interim dividends, of R$ 2,291,889 on account of the reversal of the entire balance of the Special Reserve for Retained Dividends. For more details, see note 30.

2.2. Approval for the payment of dividends

In April 2021, the payment of dividends in the amount of R$ 1,507,139 was approved by Eletrobras’ shareholders who own class “A” preferred shares and class “B” common shares. Eletrobras made the payment of dividends related to the 2020 accounting period in August 2021. More details are in note 30.

2.3. Issuance of Debentures – Eletrobras

In April 2021, there was the liquidation and closing of the public offer related to its third issuance of unsecured, simple debentures, not convertible into shares, in two series, for public distribution with restricted efforts, producing the total amount of R$ 2,700,000 on the issuance date. More details are in note 25.

2.4. Incorporation of Amazonas GT by Eletronorte

In July 2021, Amazonas Geração e Transmissão S.A. (Amazonas GT) was merged into the subsidiary Centrais Elétricas do Norte do Brasil S.A. (Eletronorte). The operation in question is in line with the Business and Management Master Plan 2021-2025 (PDNG 2021-2025). More details are in note 19.

2.5. Fundraising of Furnas

In July 2021, the Company raised R$ 1,600,000 in funds through its subsidiary Furnas. The resources obtained through this process were directed to the payment of the more onerous debts with higher interest rates on the Company’s balance sheet and for investments under its investment program for 2021/2022. More details are in note 25.

2.6. Renegotiation of Hydrological Risk – GSF (Generation Scalling Factor)

In August 2021, ANEEL partially ratified the extension of the period for grants to power plants of the Energy Relocation Mechanism (MRE). In the resulting relationship from partial ratification carried out in ANEEL’s resolution, there are 17 power plants/hydroelectric complexes from Eletrobras controlled companies with the right to extend the grant, based on REN (ANEEL Normative Resolution) No. 895/2020, from a total of 27 power plants/hydroelectric complexes. In September 2021, through Resolution No. 2,932, ANEEL ratified the extension of grants for the power plant/hydroelectrical complexes impacted by REN No. 930/2021. Eletrobras Management approved the renegotiation of the hydrological risk and formalized the withdrawal of lawsuits that aim to obtain exemption or mitigation of hydrological risks related to the MRE. More details are in note 3.

2.7. Issuance of Debentures – CGT Eletrosul

In September 2021, the Companhia de Geração e Transmissão de Energia Elétrica do Sul do Brasil (“CGT Eletrosul”) raised funds through the third issuance of unsecured, simple debentures, not convertible into shares, in two series producing the total amount of R$ 400,000 on the issuance date. More details are in note 25.

2.8. RBSE’s Reprofiling

In September 2021, it was determined a change in the cash flows of the receipts related to RBSE. The reprofiling of the financial component from the RBSE was accounted for. The decision caused a change in the payments terms of amounts related to the periodic review of the Annual Allowed Revenue (RAP) for the cycles of 2021/2022 and 2022/2023, the consequence was an increase in the payment flow in cycles after 2023, extending such installments until the 2027/2028 cycle. The change in the cash flows of the receipts (RBSE) affected only the period for the realization of the asset. More details are in note 17.

2.9. Annual Allowed Revenue – RAP

In September 2021, there was a final approval of the tariff review of the subsidiary Chesf. As a result of this approval there was the inclusion of R$2,900,000 in the asset basis of the RBSE. More details are in note 17.

2.10.  Inspection and processing of CCC benefits

In September 2021, ANEEL approved the final result of the inspection and monthly reprocessing of benefits from the Fuel Consumption Account (CCC) underpaid to Eletronorte (from July 30, 2009, to June 30, 2016) and paid to Energisa Rondonia – Distribuidora de Energia S.A, Energisa Acre – Distribuidora de Energia S.A., and Roraima Energia S.A. (from July 2016 to April 2017). With values adjusted by the IPCA for August 2021, Eletrobras will receive from the CCC the amount of R$ 2,665,077, and Eletronorte the amount of R$ 116,273, both in 60 monthly installments adjusted by the IPCA, with the start of payment included in CDE’s budget for 2022. More details are in note 15.

2.11. Reimbursement of fixed assets in progress (AIC)

In September 2021, the Eletrobras Board of Directors decided to approve the amount of AIC and signed the contract with the distributors Energisa Acre, Amazonas Energia S.A. and Roraima Energia S.A. Additionally, in November 2021, the Company signed the AIC’s Reimbursement contract with the distributors Amazonas Energia and Roraima Energia and their new controllers. The recognition of the AIC reimbursement generated a positive impact on the Company’s results of R$ 588,786. For further details, see note 42.

2.12.  Compulsory Loan

In November 2021, Eletrobras revisited the criteria and premises for rating and reviewed its estimates related to the compulsory loan legal proceeding, based on recent judgments, especially from the second Panel of the Supreme Court of Justice (STJ), on June 22, 2021, in the Internal Appeal in Special Appeal No. 1,734,115/PR and the recent ratification of unfavorable decisions in the accounting period of 2021. As a result, during this period, a provision was recognized, net of reversal, in the amount of R$ 10,896,956 related to the processes of compulsory loan. More details are in note 33.